Segment and corporate information	3 Months Ended
Mar. 31, 2019
Segment and corporate information
Segment and corporate information

14. Segment and corporate information

The Company’s operating segments are the North America Segment, the EMEA Segment, the Asia-Pacific Segment and the Latin America Segment. The operating segments are determined based upon how the Company manages its businesses with geographical responsibilities. All segments are primarily engaged in providing health care services and the distribution of products and equipment for the treatment of ESRD and other extracorporeal therapies.

Management evaluates each segment using measures that reflect all of the segment’s controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate measures are revenue, operating income and operating income margin. The Company does not include income taxes as it believes this is outside the segments’ control. Financing is a corporate function, which the Company’s segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measurement. Similarly, the Company does not allocate certain costs, which relate primarily to certain headquarters’ overhead charges, including accounting and finance, because the Company believes that these costs are also not within the control of the individual segments. Production of products, production asset management, quality and supply chain management as well as procurement related to production are centrally managed at Corporate. The Company’s global research and development is also centrally managed at Corporate. These corporate activities do not fulfill the definition of a segment according to IFRS 8, Operating Segments. Products are transferred to the segments at cost; therefore, no internal profit is generated. The associated internal revenue for the product transfers and their elimination are recorded as corporate activities. Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as Corporate.

Information pertaining to the Company’s segment and Corporate activities for the three months ended March 31, 2019 and 2018 is set forth below:

Segment and corporate information
in € THOUS
	North America Segment	EMEA Segment	Asia-Pacific Segment		Latin America Segment	Total Segment	Corporate	Total
Three months ended March 31, 2019
Revenue from contracts with customers	2.826.212	635.800	411.603		160.601	4.034.216	4.168	4.038.384
Other revenue external customers	60.564	16.813	15.971		825	94.173	-	94.173
Revenue external customers	2.886.776	652.613	427.574		161.426	4.128.389	4.168	4.132.557
Inter-segment revenue	576	1	234		65	876	(876)	-
Revenue	2.887.352	652.614	427.808		161.491	4.129.265	3.292	4.132.557
Operating income	372.394	137.776	94.702		11.395	616.267	(79.717)	536.550
Interest								(107.848)
Income before income taxes								428.702
Depreciation and amortization	(228.735)	(46.973)	(22.601)		(8.363)	(306.672)	(55.704)	(362.376)
Income (loss) from equity method investees	21.362	(1.317)	(294)		282	20.033	-	20.033
Total assets	21.513.220	4.232.196	2.669.344		821.984	29.236.744	3.116.460	32.353.204
thereof investment in equity method investees	332.184	177.658	96.641		23.956	630.439	-	630.439
Additions of property, plant and equipment, intangible assets and right of use assets	188.150	47.114	13.743		14.783	263.790	73.487	337.277
				´´
Three months ended March 31, 2018
Revenue from contracts with customers	2.719.627	631.224	380.801		169.340	3.900.992	3.643	3.904.635
Other revenue external customers	54.835	4.584	10.661		914	70.994	-	70.994
Revenue external customers	2.774.462	635.808	391.462		170.254	3.971.986	3.643	3.975.629
Inter-segment revenue	400	303	187		39	929	(929)	-
Revenue	2.774.862	636.111	391.649		170.293	3.972.915	2.714	3.975.629
Operating income	362.208	108.934	74.220		14.114	559.476	(62.600)	496.876
Interest								(82.933)
Income before income taxes								413.943
Depreciation and amortization	(90.655)	(28.861)	(11.159)		(4.580)	(135.255)	(39.739)	(174.994)
Income (loss) from equity method investees	18.801	(1.334)	335		102	17.904	-	17.904
Total assets	15.408.120	3.640.775	2.081.140		694.375	21.824.410	2.332.651	24.157.061
thereof investment in equity method investees	316.916	181.938	96.961		23.915	619.730	-	619.730
Additions of property, plant and equipment and intangible assets	141.821	30.405	10.034		3.796	186.056	45.114	231.170